Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

Fair Value of Financial Assets as of March 31, 2013

Description	Balances, at March 31, 2013	Quoted Prices in Active Markets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$46,013,666	$46,013,666	-	-
Liabilities:
Warrant liability	$6,024,900	$6,024,900	-	-
Total	$39,988,766	$39,988,766	-	-